Foreign Currency Translation (Tables)	12 Months Ended
Dec. 31, 2015
Foreign Currency Translation, Net of Tax

An analysis of foreign currency translation, net of tax for the respective years ended December 31 is as follows:

	2015	2014	2013
Beginning amount of cumulative translation adjustments	$10,240	12,343	13,993
Aggregate adjustment for the period resulting from translation adjustments	(6,168)	(3,235)	(2,539)
Amount of income tax expense for the period related to aggregate adjustment	2,159	1,132	889

Net aggregate translation included in equity	(4,009)	(2,103)	(1,650)

Ending amount of cumulative translation adjustments	$6,231	10,240	12,343

Canadian foreign exchange rate at end of year	0.71989	0.86337	0.94120